Acquisitions, Investments And Disposals	12 Months Ended
Jan. 31, 2012
Acquisitions, Investments And Disposals [Abstract]
Acquisitions, Investments And Disposals

Note 14. Acquisitions, Investments and Disposals

Acquisitions and Investments

Certain acquisitions completed or in process during fiscal 2012 are as follows:

Massmart Holdings Limited ("Massmart"): In June 2011, the Company completed a tender offer for approximately 51% ownership in Massmart, a South African retailer with approximately 290 stores in 13 sub-Saharan African countries. The purchase price for approximately 51% of Massmart was approximately ZAR 16.9 billion ($2.5 billion). The assets acquired were approximately $6.4 billion, including approximately $3.5 billion in goodwill; liabilities assumed were approximately $1.9 billion; and the non-controlling interest was approximately $2.0 billion. As of January 31, 2012, the allocation of the Massmart purchase price to the fair value of the assets acquired and liabilities is provisional. The Company began consolidating Massmart's results in its fiscal 2012 third quarter reporting period.

Netto Food Stores Limited ("Netto"): In April 2011, the Company completed the regulatory approved acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom. The Company converted the majority of these stores to the ASDA brand during fiscal 2012. The final purchase price for the acquisition was approximately £750 million ($1.2 billion). The assets acquired were approximately $1.3 billion, including approximately $748 million in goodwill, and liabilities assumed were approximately $103 million. As of January 31, 2012, the allocation of the Netto purchase price to the fair value of the assets acquired and liabilities is provisional.

Bounteous Company Limited ("BCL"): In February 2007, the Company purchased an initial 35% interest in BCL, which operates in China under the Trust-Mart banner. The Company paid $264 million for its initial 35% interest and, as additional consideration, paid $376 million to extinguish a third-party loan issued to the selling BCL shareholders that was secured by the pledge of the remaining equity of BCL. Concurrent with its initial investment in BCL, the Company entered into a Shareholders' Agreement, which provides the Company with voting rights associated with a portion of the common stock of BCL securing the loan, amounting to an additional 30% of the aggregate outstanding shares. Pursuant to the Share Purchase Agreement, the Company was committed to purchase the remaining interest in BCL on or before November 26, 2010, subject to certain conditions. The Company and the selling shareholder have mutually agreed to extend the closing, while certain conditions of the contract are being completed. The parties are now in the process of completing the local registrations for the Trustmart stores and expect to complete the sale of the remaining equity interest in Trustmart as soon as practicable following that process.

Disposals

At January 31, 2010, the Company had an unrecognized tax benefit of $1.7 billion related to a worthless stock deduction from the final 2007 disposition of its German operations. This matter was effectively settled with the Internal Revenue Service, during the fourth quarter of fiscal 2011, resulting in a $1.0 billion tax benefit recorded in discontinued operations in the Company's Consolidated Statement of Income. In addition, during fiscal 2012, tax and interest expense of $67 million was recorded to discontinued operations related to this settlement for U.S. federal and state income tax purposes. See Note 10 for additional information.

During fiscal 2009, the Company initiated a restructuring program for its Japanese subsidiary, The Seiyu Ltd., to close approximately 23 stores and dispose of certain excess properties, which was substantially completed in fiscal 2010. This restructuring involved incurring costs associated with lease termination obligations, asset impairment charges and employee separation benefits. The operating results, including the restructuring and impairment charges were approximately $7 million and $79 million, net of tax, for fiscal 2011 and 2010, respectively, and are presented as discontinued operations in the Company's Consolidated Statements of Income.

The assets, liabilities, net sales and cash flows related to the Company's discontinued operations were not significant during fiscal years 2012, 2011 and 2010. The net income or losses related to the Company's discontinued operations, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Germany	$(67)	$1,041	$—
Seiyu	—	(7)	(79)

	$(67)	$1,034	$(79)